ACQUISITIONS AND DIVESTITURES - Narrative (Details) $ in Millions						1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 25, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jan. 18, 2022 USD ($)	Nov. 29, 2021 USD ($)	Mar. 15, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) entity	Dec. 31, 2021 USD ($)	Feb. 12, 2021 USD ($)
Business Acquisition [Line Items]
Goodwill								$ 18,049	$ 17,497
Impact of Quantinuum contribution								0	0	$ 460
Noncontrolling interest non-cash contribution						$ 419		0	0	419
Proceeds from sales of businesses, net of fees paid								$ 4	$ 0	203
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Russian Domiciled Entities
Business Acquisition [Line Items]
Divestiture, number of business entities sold | entity									3
Proceeds from sales of businesses, net of fees paid									$ 1
Pretax gain on disposition of business									22
Retail Footwear
Business Acquisition [Line Items]
Proceeds from sales of businesses, net of fees paid					$ 230
Gain (loss) on sale of nonstrategic business and assets										95
Customer relationships
Business Acquisition [Line Items]
Finite lived intangible assets estimated useful lives								15 years
SCADAfence
Business Acquisition [Line Items]
Percent acquired	100.00%
Consideration amount	$ 52
Intangible assets acquired								$ 17
Goodwill								42
Compressor Controls Corporation
Business Acquisition [Line Items]
Percent acquired		100.00%
Consideration amount		$ 673
Intangible assets acquired								282
Goodwill								350
US Digital Design, Inc.
Business Acquisition [Line Items]
Percent acquired			100.00%
Consideration amount			$ 186
Intangible assets acquired								53
Goodwill								$ 129
Quantinuum
Business Acquisition [Line Items]
Goodwill									945
Payments to acquire interest in joint venture				$ 270
Controlling interest ownership percentage by parent				54.00%
Impact of Quantinuum contribution				$ 460
Fair value adjustment of initial ownership interest in acquired entity				$ 22
Intangible Assets									$ 90
Quantinuum | Honeywell International
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage				4.20%
Quantinuum | Cambridge Quantum Computing
Business Acquisition [Line Items]
Payments to acquire interest in joint venture						12
Noncontrolling interest non-cash contribution				$ 419
Sparta Systems
Business Acquisition [Line Items]
Goodwill						1,011				1,011
Controlling interest ownership percentage by parent											100.00%
Intangible Assets						$ 383				$ 383
Purchase price											$ 1,303
Carrier Global Corporation | Forecast
Business Acquisition [Line Items]
Payments to acquire businesses, gross							$ 5,000